Allowance for Loan and Lease Losses and Reserve for Unfunded Commitments - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) Loan	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) Loan	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loans And Leases Receivable Disclosure [Line Items]
Increase (decrease) in allowance for loan and lease losses	$ 2,000,000	$ 11,000	$ 5,100,000	$ (1,100,000)		$ 1,400,000
Recorded investment in troubled debt restructurings	2,300,000		2,300,000		$ 1,200,000	2,700,000
Commitments outstanding on troubled debt restructurings	0		0		0	0
Recorded investment in troubled debt restructurings that subsequently defaulted within twelve months	$ 0		$ 0		477,000	750,000
Number of loans modified under troubled debt restructuring | Loan	867,000		2,100,000
Reserve for unfunded commitments	$ 1,000,000		$ 1,000,000		760,000	268,000
Provisions for unfunded commitments			272,000	56,000	493,000	94,000
Charge-offs or recoveries related to reserve for unfunded commitments			0		0	$ 0
Acquired Impaired Loans
Loans And Leases Receivable Disclosure [Line Items]
Increase (decrease) in allowance for loan and lease losses	$ 559,000	$ 8,000	$ 2,200,000	$ (1,700,000)	$ (1,700,000)